Offsetting Financial Assets and Liabilities - Summary of Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		€ 301,110	€ 345,095
Gross amounts of recognised financial liabilities offset in the statement of financial position		(221,651)	(268,920)
Net amounts of financial assets presented in the statement of financial position		79,459	76,175
Financial instruments		15,822	19,782
Cash and financial instruments received as collateral		59,330	46,905
Net amount		4,307	9,488
Loans and advances to banks [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		1,845	176
Gross amounts of recognised financial liabilities offset in the statement of financial position		(7)	(98)
Net amounts of financial assets presented in the statement of financial position		1,838	78
Cash and financial instruments received as collateral		1,728	78
Net amount		110
Loans and advances to banks [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		1,838	173
Gross amounts of recognised financial liabilities offset in the statement of financial position			(95)
Net amounts of financial assets presented in the statement of financial position		1,838	78
Cash and financial instruments received as collateral		1,728	78
Net amount		110
Loans and advances to banks [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		7	3
Gross amounts of recognised financial liabilities offset in the statement of financial position		(7)	(3)
Financial assets at fair value through profit or loss, trading assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		88,928	89,756
Gross amounts of recognised financial liabilities offset in the statement of financial position		(15,235)	(20,326)
Net amounts of financial assets presented in the statement of financial position		73,693	69,430
Financial instruments		19,495	25,568
Cash and financial instruments received as collateral		52,675	41,702
Net amount		1,523	2,160
Financial assets at fair value through profit or loss, trading assets [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		68,050	61,245
Gross amounts of recognised financial liabilities offset in the statement of financial position		(14,475)	(19,413)
Net amounts of financial assets presented in the statement of financial position		53,575	41,832
Financial instruments		1,068	36
Cash and financial instruments received as collateral		52,456	41,555
Net amount		51	241
Financial assets at fair value through profit or loss, trading assets [member] | Trading assets [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		20,878	28,511
Gross amounts of recognised financial liabilities offset in the statement of financial position		(760)	(913)
Net amounts of financial assets presented in the statement of financial position		20,118	27,598
Financial instruments		18,427	25,532
Cash and financial instruments received as collateral		219	147
Net amount		1,472	1,919
Financial assets at fair value through profit or loss, non-trading derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		45,176	57,384
Gross amounts of recognised financial liabilities offset in the statement of financial position		(43,819)	(55,687)
Net amounts of financial assets presented in the statement of financial position		1,357	1,697
Financial instruments		1,238	1,499
Cash and financial instruments received as collateral		217	(5)
Net amount		(98)	203
Financial assets at fair value through profit or loss, non-trading derivatives [member] | Non-trading derivatives [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		45,176	57,384
Gross amounts of recognised financial liabilities offset in the statement of financial position		(43,819)	(55,687)
Net amounts of financial assets presented in the statement of financial position		1,357	1,697
Financial instruments		1,238	1,499
Cash and financial instruments received as collateral		217	(5)
Net amount		(98)	203
Loans and advances to customers [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		158,301	191,453
Gross amounts of recognised financial liabilities offset in the statement of financial position		(156,224)	(186,963)
Net amounts of financial assets presented in the statement of financial position		2,077	4,490
Financial instruments		1,018
Cash and financial instruments received as collateral		502	387
Net amount		557	4,103
Loans and advances to customers [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		409
Gross amounts of recognised financial liabilities offset in the statement of financial position		(209)
Net amounts of financial assets presented in the statement of financial position		200
Cash and financial instruments received as collateral		200
Loans and advances to customers [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		157,892	191,453
Gross amounts of recognised financial liabilities offset in the statement of financial position		(156,015)	(186,963)
Net amounts of financial assets presented in the statement of financial position		1,877	4,490
Financial instruments		1,018
Cash and financial instruments received as collateral		302	387
Net amount		557	4,103
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		6,860	6,326
Gross amounts of recognised financial liabilities offset in the statement of financial position		(6,366)	(5,846)
Net amounts of financial assets presented in the statement of financial position		494	480
Financial instruments			15
Net amount		494	465
Impact of enforceable master netting arrangements or similar arrangements [member]
Disclosure of offsetting of financial assets [line items]
Financial instruments	[1]	(5,929)	(7,300)
Cash and financial instruments received as collateral	[1]	4,208	4,743
Net amount	[1]	1,721	2,557
Impact of enforceable master netting arrangements or similar arrangements [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial instruments	[1]	(5,929)	(7,300)
Cash and financial instruments received as collateral	[1]	4,208	4,743
Net amount	[1]	€ 1,721	€ 2,557

[1]	The line 'Impact of enforceable master netting agreements or similar arrangements' contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.